Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019	Dec. 31, 2018
Capital expenditure commitments					$ 15,700
Letters of credit outstanding amount	$ 28,200				28,200	$ 10,300
Surety bonds and other bank issued guarantees	110,500				110,500	41,400
Liability	586,665				586,665	512,318
Other Liabilities [Member]
Liability	6,700				6,700	$ 6,700
Successor [Member]
Rental expense	$ 24,500	$ 25,200	$ 31,200		$ 80,900
Predecessor [Member] | NPS Holdings Limited [Member]
Rental expense				$ 19,500